------------
                                     AMIDEX
                                  Mutual Funds
                                  ------------

                     SUPPLEMENT DATED SEPTEMBER 21, 2001 TO
                         PROSPECTUS DATED AUGUST 1, 2001

                       ----------------------------------

               AMIDEX CANCER INNOVATIONS & HEALTHCARE MUTUAL FUND

                INITIAL SUBSCRIPTION OFFERING AT $10.00 PER SHARE

                       ----------------------------------

The prospectus for the AMIDEX Cancer Innovations & Healthcare Mutual Fund is hereby supplemented by adding the following:

THE AMIDEX CANCER INNOVATIONS & HEALTHCARE MUTUAL FUND (the "Fund") will commence operations on NOVEMBER 1, 2001. Prior to the commencement of operations, EMED SECURITIES, INC., will accept Subscriptions for the Fund's "A" class of shares at the initial offering price of $10.00 PER SHARE. During this limited offering period, the "A" share class will be offered at $10 per share, without the 5.5% sales charges. The INITIAL OFFERING PERIOD for the shares is currently scheduled from OCTOBER 1, 2001 THROUGH 4:00 P.M., EASTERN TIME, OCTOBER 30, 2001 (the "eMed Subscription Period"). Subscriptions for shares of the Fund received during the Subscription Period will be accepted by eMed Securities and become firm orders when the Fund commences operations on November 1, 2001 Checks accompanying Subscriptions received during the Subscription Period will be deposited in the investor's EMED ACCOUNT, and will be invested in the Fund at the close of business on OCTOBER 30, 2001. Checks received after 4:00 P.M., EASTERN TIME, OCTOBER 30, 2001 will be invested directly in the Fund at the Fund's then current net asset value.

                                  ------------
                                     AMIDEX
                                  Mutual Funds
                                  ------------


                     SUPPLEMENT DATED SEPTEMBER 21, 2001 TO
                         PROSPECTUS DATED AUGUST 1, 2001

                       ----------------------------------

               AMIDEX CANCER INNOVATIONS & HEALTHCARE MUTUAL FUND

                INITIAL SUBSCRIPTION OFFERING AT $10.00 PER SHARE


The prospectus for the AMIDEX Cancer Innovations & Healthcare Mutual Fund is hereby supplemented by adding the following:


THE AMIDEX CANCER INNOVATIONS & HEALTHCARE MUTUAL FUND (the "Fund") will commence operations on NOVEMBER 1, 2001. Prior to the commencement of operations, the Fund's distributor, Declaration Distributors, Inc., will accept Subscriptions for the Fund's "A" class of shares at the initial offering price of $10.00 PER SHARE. During this limited offering period, the "A" share class will be offered at $10 per share, without the 5.5% sales charges. The INITIAL OFFERING PERIOD for the shares is currently scheduled from OCTOBER 1, 2001 through 4:00 p.m., Eastern Time, OCTOBER 30, 2001 (the "Subscription Period"). Subscriptions for shares of the Fund received during the Subscription Period will be accepted by the Fund and become firm orders when the Fund commences operations on November 1, 2001. Checks accompanying Subscriptions received during the Subscription Period will be held uninvested until the close of business on October 30, 2001. Checks received after 4:00 P.M., EASTERN TIME, OCTOBER 30, 2001 will be invested directly in the Fund at the Fund's then current net asset value.